Loans and asset quality- Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 59,132	[1]	$ 51,657	[1]
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,642		1,647
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	2,530		2,010
Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	13,319		14,359
Wealth management mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	5,534		4,834
Wealth management loans and mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	11,184		9,818
Investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,381		1,323
Investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	1,641		1,444
Investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	11,576		12,598
Investment grade | Wealth management loans:
Financing Receivable, Recorded Investment [Line Items]
Loans	5,621		4,920
Non-investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	261		324
Non-investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	889		566
Non-investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	1,743		1,761
Non-investment grade | Wealth management loans:
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 29		$ 64

[1]	Net of unearned income of $866 million at Dec. 31, 2014 and $1,020 million at Dec. 31, 2013 primarily on domestic and foreign lease financings.